Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	$ 663	$ 508
Additions	198	336
Disposals	(30)	(52)
Interest expense	102	85
Payments	(371)	(214)
Balance at end of year	562	663
Balance at end of year for lease liabilities	562	663
Short-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	365	298
Long-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities	197	365
Property [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	534	431
Additions	124	174
Disposals
Interest expense	92	77
Payments	(291)	(148)
Balance at end of year	459	534
Balance at end of year for lease liabilities	459	534
Property [Member] | Short-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	306	235
Property [Member] | Long-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities	153	299
Motor Vehicles [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Balance at beginning of year	129	77
Additions	74	162
Disposals	(30)	(52)
Interest expense	10	8
Payments	(80)	(66)
Balance at end of year	103	129
Balance at end of year for lease liabilities	103	129
Motor Vehicles [Member] | Short-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Short-term lease liabilities	59	63
Motor Vehicles [Member] | Long-term borrowings [Member]
Leases (Details) - Schedule of lease liabilities [Line Items]
Long-term lease liabilities	$ 44	$ 66